Other equity (Tables)	12 Months Ended
Dec. 31, 2021
Other equity
Schedule of other equity

	2021	2020
	€	€
Balance at January 1,	748,380	548,380
Proceeds during the year	—	200,000
Balance at December 31,	748,380	748,380